Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Furniture and office equipment	1,784	2,667	388
Leasehold improvements	612	3,951	576
	2,396	6,618	964
Less: Accumulated depreciation	(1,506)	(2,592)	(378)
Property and equipment, net	890	4,026	586